Empower Funds, Inc.

8515 E. Orchard Road

Greenwood Village, Colorado 80111

July 19, 2024

VIA EDGAR

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Empower Funds, Inc. (“Registrant”)

Registration Statement on Form N-14

File Nos. 2-75503, 811-03364

Commissioners:

On behalf of the Registrant, transmitted herewith pursuant to the Securities Act of 1933 and Section 8(a) thereunder, is the Registrant’s registration statement on Form N-14, with exhibits.

The registration statement relates to the proposed reorganization of the Empower Ariel Mid Cap Value Fund into the Empower Mid Cap Value Fund.

It is proposed that this filing will become effective automatically on August 26, 2024, pursuant to Rule 488.

Please direct any questions or comments regarding the registration statement to me at (303) 737-4675.

Sincerely,

/s/ Ryan L. Logsdon
Ryan L. Logsdon
Chief Legal Officer & Secretary
Empower Funds, Inc.

Enclosures